Acquisitions of ITS - Fair Value of Consideration Transferred (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Apr. 22, 2013
Business Acquisition [Line Items]
Business Acquisition, Escrow Funds Released to Seller	$ 2,000,000
Business Combination, Amount Remaining in Escrow	3,000,000
ITS [Member]
Business Acquisition [Line Items]
Cash paid to, or on behalf of, ITS and its equity holders		101,000,000
Cash deposited in escrow		19,000,000
Fair value of contingent consideration deposited in escrow for assets not acquired		5,000,000
Total fair value of the consideration transferred		125,000,000
Accounts Receivable [Member] | ITS [Member]
Business Acquisition [Line Items]
Assets, Fair Value Disclosure	$ 0